Balance Sheet Components - Schedule of Capitalized Computer Software Future Amortization Expense (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Balance Sheet Components [Line Items]
2022		$ 5,193
2023		2,361
2024		2,102
2025		1,629
2026		709
Amortization expense	$ 10,473	$ 11,994	$ 14,492